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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment           [ ] Amendment Number :____
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chou Associates Management Inc.
Address: 110 Sheppard Avenue East
         Suite 301, Box 18
         Toronto ON  M2N 6Y8

Form 13F File Number: 028-12878

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Francis S.M. Chou
Title: CEO
Phone: (416) 214-0675

Signature, Place, and Date of Signing:

/s/ Francis S.M. Chou          Toronto, ON              May 15, 2009
-----------------------        ------------------       -------------------
      (Signature)                 (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: 300,762
                                        -----------
                                        (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                            VOTING AUTHORITY
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
       NAME OF ISSUER             TITLE         CUSIP   (X$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Americredit Corp             NOTE 0.750% 9/1  03060RAP6     215     485,000 PRN         SOLE                485,000
Berkshire Hathaway Inc Del   CL A             084670108  16,622         190 SH          SOLE                    190
Biovail Corp                 COM              09067J109  25,770   2,337,200 SH          SOLE              2,337,200
Chunghwa Telecom Co Ltd      SPON ADR NEW     17133Q304   3,037     165,112 SH          SOLE                165,112
Cryptologic Limited          SHS              G3159C109     279      60,000 SH          SOLE                 60,000
Expressjet Holdings Inc      NOTE 4.250% 8/0  30218UAB4   1,411   2,000,000 PRN         SOLE              2,000,000
Flagstone Reinsurance Hldgs  SHS              G3529T105  17,379   2,210,946 SH          SOLE              2,210,946
Gannett Inc                  COM              364730101     710     320,000 SH          SOLE                320,000
IDT Corp                     CL B             448947309     123     104,933 SH          SOLE                104,933
International Coal Grp Inc N COM              45928H106   4,874   3,000,000 PRN         SOLE              3,000,000
King Pharmaceuticals Inc     COM              495582108  51,622   7,236,100 SH          SOLE              7,236,100
K-Swiss Inc                  CL A             482686102   4,074     472,720 SH          SOLE                472,720
Level 3 Communications Inc   NOTE 15.000% 1/1 52729NBM1  55,778  49,800,000 PRN         SOLE             49,800,000
Mannkind Corp                NOTE 3.750%12/1  56400PAA0   1,859   4,000,000 PRN         SOLE              4,000,000
Mannkind Corp                COM              56400P201   1,542     438,989 SH          SOLE                438,989
Media Gen Inc                CL A             584404107   3,976   2,052,117 SH          SOLE              2,052,117
Natuzzi S P A                ADR              63905A101      84      72,000 SH          SOLE                 72,000
Office Depot Inc             COM              676220106   1,946   1,472,053 SH          SOLE              1,472,053
Overstock Com Inc Del        COM              690370101  20,494   2,219,709 SH          SOLE              2,219,709
Overstock Com Inc Del        NOTE 3.750%12/0  690370AB7   5,605  10,120,000 PRN         SOLE             10,120,000
Pinnacle Airl Corp           NOTE 3.250% 2/1  723443AB3   3,607   5,000,000 PRN         SOLE              5,000,000
Qwest Communications Intl In COM              749121109   6,902   2,000,000 SH          SOLE              2,000,000
RCN Corp                     COM NEW          749361200   6,350   1,700,884 SH          SOLE              1,700,884
Sanofi Aventis               SPONSORED ADR    80105N105  15,782     560,000 SH          SOLE                560,000
Sears Hldgs Corp             COM              812350106  15,391     333,700 SH          SOLE                333,700
SK Telecom Ltd               SPONSORED ADR    78440P108   2,650     170,000 SH          SOLE                170,000
McClatchy Co                 CL A             579489105   2,362   4,777,601 SH          SOLE              4,777,601
Utah Med Prods Inc           COM              917488108   1,417      61,070 SH          SOLE                 61,070
UTStarcom Inc                COM              918076100   3,618   4,597,051 SH          SOLE              4,597,051
Watson Pharmaceuticals Inc   COM              942683103  25,283     805,400 SH          SOLE                805,400